Commitments and Contingencies (Details) - Schedule of future lease payments under operating leases	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Future Lease Payments Under Operating Leases [Abstract]
2023	$ 463,187
2024	407,941
2025	258,094
Total future lease payments	1,129,222
Less imputed interest	(75,648)
Total lease liabilities	1,053,574
Less: current portion	(405,591)
Operating lease liability, non-current	$ 647,983